Related Party Transactions - Transactions with Significant Shareholders, their Affiliates and Other Related Parties (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Sales & other services	$ 226	$ 269	$ 322
Research and development expenses	(282)	(235)	(206)
Other purchases	(53)	(60)	(94)
Accounts receivable	53	54	53
Accounts payable	$ 62	$ 42	$ 63